Risk Management (Details) - Schedule of Security Interests, Collateral, or Credit Improvements - Credit Risk [Member] - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Non-impaired financial assets
Total	$ 37,318,169	$ 34,737,894
Properties/mortgages [Member] | Non-impaired financial assets [Member]
Non-impaired financial assets
Total	29,279,845	28,012,572
Properties/mortgages [Member] | Impaired financial assets [Member]
Non-impaired financial assets
Total	2,444,084	2,009,968
Investments and others [Member] | Non-impaired financial assets [Member]
Non-impaired financial assets
Total	5,300,893	4,441,058
Investments and others [Member] | Impaired financial assets [Member]
Non-impaired financial assets
Total	$ 293,347	$ 274,296